Supplemental Information to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars	2016	2015
Changes in non-cash working capital:
Receivables, net	$(104)	$(19)
Income taxes receivable	(23)	(22)
Inventory	88	(2)
Prepayments and other current assets	(18)	9
Accounts payable and customer deposits	162	(45)
Income taxes payable	14	(32)
Other current liabilities	15	9
Total non-cash working capital	134	(102)

Supplemental disclosure of cash paid (received):
Interest	$480	$196
Income taxes	$57	$124
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	$103	$78
Beneficial Conversion Feature of the convertible debentures	$43	$-